The Company (Details) - The allocation of new securities issued	12 Months Ended
Dec. 31, 2013 USD ($)
The Company (Details) - The allocation of new securities issued [Line Items]
Allocated Fair Value	$ 15,037,500
Issuance Costs	(2,791,359)
Final Allocation	12,246,141
Common Stock [Member]
The Company (Details) - The allocation of new securities issued [Line Items]
Allocated Fair Value	8,508,451
Issuance Costs	(2,186,972)
Final Allocation	6,321,479
Series 1 Convertible Preferred Stock [Member]
The Company (Details) - The allocation of new securities issued [Line Items]
Allocated Fair Value	2,351,376
Issuance Costs	(604,387)
Final Allocation	1,746,989
Warrant [Member]
The Company (Details) - The allocation of new securities issued [Line Items]
Allocated Fair Value	$ 4,177,673
Issuance Costs
Final Allocation	$ 4,177,673